Short-Term Borrowings	12 Months Ended
Dec. 31, 2014
Short-Term Borrowings
(11)	SHORT-TERM BORROWINGS

	December 31, 2013	December 31, 2014
Borrowings – secured	772,135	1,380,701
Borrowings – unsecured	1,753,292	1,458,630

	2,525,427	2,839,331

The short-term borrowings outstanding as of December 31, 2014 carry a weighted average interest rate 5.50% (2013: 6.03%).

As of December 31, 2014, the Group’s secured short-term borrowings of US$1,380,701 are secured by the Group’s plants and machineries, land use rights, project assets, and equity interests in SPI. In addition, among the secured short-term borrowings of US$1,380,701, borrowings of US$584,895 are guaranteed by the Company’s shareholder, Mr. Peng, and borrowings of US$87,269 are collateralized by the land use rights of Xinyu Construction Investment Co., Ltd., a government controlled entity (see note 17).

Among the Group’s unsecured short-term borrowings, US$480,718 is guaranteed by Mr. Peng and his spouse Ms. Zhou Shan, US$8,171 is guaranteed by Xinyu Credit Guarantee Center, and US$3,269 is guaranteed by Nanchang Venture Capital Co., Ltd.

Outstanding unsecured short-term borrowings totaling US$222,226 borrowed by JXLDK from China Construction Bank contain certain financial covenants. The covenants specify that if JXLDK’s debt to asset ratio exceeds 95% or the current ratio is below 0.6, which are calculated based on its financial statements prepared under PRC GAAP, China Construction Bank may take actions as defined in the borrowing agreement, including but not limited to the demand of immediate repayment of the outstanding borrowing balance. As of December 31, 2014, JXLDK’s debt to asset ratio and the current ratio did not meet the ratio requirement. As a result, China Construction Bank has the right to accelerate the repayment of the borrowings in accordance with the borrowing agreement, but as of May 11, 2015, JXLDK has not received any notice of event of default or notice to accelerate the stated maturity of such borrowing.

In addition, outstanding long-term borrowings of US$781,034 and short-term borrowings of US$1,343,825 from certain banks contain subjective acceleration provisions that may be triggered by material deterioration of the Group’s financial condition or event of default of other financial indebtedness. While the Company has not received any notice of event of default or any notice to accelerate the stated maturity of such borrowings, the banks have the right under the subjective acceleration provisions to accelerate the repayment of the borrowings as a result of the Group’s recurring losses and financial condition. Accordingly, the Company reclassified long-term borrowings of US$781,034 to short-term borrowings as of December 31, 2014.

As of December 31, 2014, outstanding short-term borrowings of US$539,556 were overdue and were subject to standstill and forbearance arrangement. The Group has not yet renewed such loans as of May 11, 2015. Although the Group has not settled these overdue borrowings, management believes that the Group will continue to be able to keep such standstill and forbearance status.

As of December 31, 2014, the Group has total revolving credit of US$749,796 (2013: US$1,350,332), of which unused credit of US$353,293 (2013: US$445,434) can be drawn upon subject to various terms and conditions.